October 5, 2023

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Income Fund of America

File Nos. 002-33371 and 811-01880

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on September 29, 2023 of Registrant's Post-Effective Amendment No. 100 under the Securities Act of 1933 and Amendment No. 81 under the Investment Company Act of 1940.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor

Secretary